Share-Based Payment Transactions (Details) - USD ($)			12 Months Ended
	Jan. 15, 2020	Oct. 10, 2019	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jan. 21, 2024	Dec. 28, 2023	Feb. 10, 2022	Jan. 03, 2022	Mar. 12, 2019
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares (in Shares)			706,683	261,494	3,586,104	925,159
Ordinary shares granted (in Shares)										45
Exercise price		$ 5,460	$ 169	$ 21,944	$ 68.38				$ 169	$ 10,920
Fair value of share options	$ 1,328.6	$ 2,966.6	$ 5,824,000
Share options granted (in Shares)									6,851
Fair value of share options granted								$ 114.66	$ 158.34
Ordinary shares issued (in Shares)			7,942
Ordinary shares granted discount rate			25.00%
Fair value of ordinary shares granted (in Dollars)			$ 94
Weighted average remaining contractual life			4 years 10 days	5 years 10 days
2023 Plan [Member]
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares (in Shares)							10,000,000